The Gabelli Multimedia Trust Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.7%
	DISTRIBUTION COMPANIES — 55.2%
	Broadcasting — 7.8%
10,000	Asahi Broadcasting Group Holdings Corp.	$67,605
6,400	Chubu-Nippon Broadcasting Co. Ltd.	31,191
16,000	Cogeco Inc.	1,058,015
35,000	Corus Entertainment Inc., OTC, Cl. B	76,300
170,000	Corus Entertainment Inc., Toronto, Cl. B	368,969
34,000	Discovery Inc., Cl. A†	740,180
176,000	Discovery Inc., Cl. C†	3,449,600
30,000	Fox Corp., Cl. A	834,900
21,000	Fox Corp., Cl. B	587,370
81,000	Grupo Radio Centro SAB de CV, Cl. A†	17,950
30,000	iHeartMedia Inc., Cl. A†	243,600
16,000	Informa plc†	77,731
240,000	ITV plc	209,409
4,000	Lagardere SCA†	99,049
10,500	Liberty Broadband Corp., Cl. A†	1,489,005
31,000	Liberty Broadband Corp., Cl. C†	4,428,970
17,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	563,890
92,361	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,055,302
68,566	Media Prima Berhad†.	2,887
45,000	MSG Networks Inc., Cl. A†	430,650
4,000	Nexstar Media Group Inc., Cl. A	359,720
25,000	Nippon Television Holdings Inc.	267,624
4,000	NRJ Group†	25,794
3,000	RTL Group SA†	118,254
25,000	Salem Media Group Inc.	22,893
22,000	Sinclair Broadcast Group Inc., Cl. A	423,060
34,000	TBS Holdings Inc.	582,222
89,000	TEGNA Inc.	1,045,750
35,000	Television Broadcasts Ltd.	30,438
22,000	Television Francaise 1†	135,032
240,000	TV Azteca SAB de CV	3,224

		20,846,584

	Business Services — 1.8%
6,000	Carlisle Support Sevices Group Ltd.†(a)	619
4,000	Fluent Inc.†	9,920
6,000	Impellam Group plc†	18,349
13,500	S&P Global Inc.	4,868,100

		4,896,988

	Cable — 8.7%
15,000	Altice Europe NV†	71,965
21,500	AMC Networks Inc., Cl. A†	531,265
300	Cable One Inc.	565,629
3,800	Charter Communications Inc., Cl. A†	2,372,492
35,000	Cogeco Communications Inc.	2,870,076
143,000	Comcast Corp., Cl. A	6,615,180
32,931	Liberty Global plc, Cl. A†	691,880

Shares		Market Value
130,177	Liberty Global plc, Cl. C†	$2,673,185
19,400	MultiChoice Group	112,196
100,000	Rogers Communications Inc., New York, Cl. B	3,965,000
88,000	Shaw Communications Inc., New York, Cl. B	1,606,000
4,000	Telenet Group Holding NV	155,421
200,000	WideOpenWest Inc.†	1,038,000

		23,268,289

	Computer Software and Services — 1.8%
6,000	CyrusOne Inc., REIT	420,180
40,000	SVMK Inc.†	884,400
1,500	Tencent Holdings Ltd.	98,999
7,000	Zoom Video Communications Inc., Cl. A†	3,290,770
15,000	Zuora Inc., Cl. A†	155,100

		4,849,449

	Consumer Services — 1.5%
1,500	Expedia Group Inc.	137,535
22,500	IAC/InterActiveCorp.†	2,695,050
25,000	Liberty TripAdvisor Holdings Inc., Cl. A†	43,250
157,000	Qurate Retail Inc., Cl. A	1,127,260

		4,003,095

	Diversified Industrial — 0.7%
25,000	Bouygues SA	868,204
23,000	Jardine Strategic Holdings Ltd.	455,630
6,000	Malaysian Resources Corp. Berhad	679
50,000	Trine Acquisition Corp., Cl. A†	540,000

		1,864,513

	Entertainment — 9.4%
85,000	Borussia Dortmund GmbH & Co. KGaA	511,250
390,000	Grupo Televisa SAB, ADR†	2,410,200
18,000	Liberty Media Corp.- Liberty Braves, Cl. A†	375,840
115,000	Liberty Media Corp.- Liberty Braves, Cl. C†	2,416,150
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	268,080
33,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,196,910
4,000	M6 Metropole Television SA†	47,836
24,000	Madison Square Garden Entertainment Corp.†	1,643,760
21,500	Madison Square Garden Sports Corp.†	3,235,320
28,000	Naspers Ltd., Cl. N	4,948,060
5,400	Netflix Inc.†	2,700,162
20,000	Reading International Inc., Cl. A†	64,400
8,000	Reading International Inc., Cl. B†	196,240
4,000	Roku Inc.†	755,200
45,000	Sirius XM Holdings Inc.	241,200
24,300	Take-Two Interactive Software Inc.†	4,014,846
550,000	Wow Unlimited Media Inc.†(b)(c)	148,699

		25,174,153

	Equipment — 1.2%
3,600	Amphenol Corp., Cl. A	389,772

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Equipment (Continued)
12,000	Cisco Systems Inc.	$472,680
44,000	Corning Inc.	1,426,040
6,500	QUALCOMM Inc.	764,920

		3,053,412

	Financial Services — 3.7%
15,000	Caribbean Investment Holdings Ltd.	10,549
35,500	Kinnevik AB, Cl. A	1,434,928
28,000	Kinnevik AB, Cl. B	1,140,059
5,000	LendingTree Inc.†	1,534,450
29,500	PayPal Holdings Inc.†	5,812,385
9,000	VNV Global AB†	72,154
14,000	Waterloo Investment Holdings Ltd.†(a)	2,940

		10,007,465

	Food and Beverage — 0.3%
2,400	Pernod Ricard SA	383,112
2,500	Remy Cointreau SA	456,672

		839,784

	Information Technology — 0.9%
26,500	Prosus NV†	2,445,217

	Real Estate — 1.6%
12,500	American Tower Corp., REIT	3,021,625
3,000	Crown Castle International Corp., REIT	499,500
5,500	Digital Realty Trust Inc., REIT	807,180
15,000	Midway Investments†(a)	194

		4,328,499

	Retail — 0.3%
200	Amazon.com Inc.†	629,746
1,000	Best Buy Co. Inc.	111,290

		741,036

	Satellite — 2.7%
107,000	DISH Network Corp., Cl. A†	3,106,210
70,000	EchoStar Corp., Cl. A†	1,742,300
30,000	Iridium Communications Inc.†	767,400
87,000	Loral Space & Communications Inc.	1,592,100
250,000	PT Indosat Tbk†	33,434
3,000	SKY Perfect JSAT Holdings Inc.	13,056

		7,254,500

	Telecommunications: Long Distance — 0.4%
29,500	AT&T Inc.	841,045
5,594	BCE Inc.	231,986

		1,073,031

	Telecommunications: National — 5.0%
5,000	China Telecom Corp. Ltd., ADR	150,100
5,000	China Unicom Hong Kong Ltd., ADR	32,700

Shares		Market Value
50,000	Deutsche Telekom AG, ADR	$842,500
14,000	Elisa Oyj	825,316
2,000	Freenet AG	40,497
3,605	Hellenic Telecommunications Organization SA	52,031
15,000	Liberty Latin America Ltd., Cl. A†	123,750
84,035	Liberty Latin America Ltd., Cl. C†	684,045
1,000	Magyar Telekom Telecommunications plc, ADR	5,820
4,000	Maroc Telecom	59,092
40,000	Megacable Holdings SAB de CV	115,831
20,000	Nippon Telegraph & Telephone Corp.	407,718
5,000	Oi SA, ADR†	1,925
4,000	Orange SA, ADR	41,520
22,000	PLDT Inc., ADR	595,100
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	104,220
6,000	Rostelecom PJSC, ADR	45,180
18,000	Sunrise Communications Group AG	2,130,177
22,000	Swisscom AG, ADR	1,170,400
6,000	Telecom Argentina SA, ADR	39,240
315,000	Telecom Italia SpA	126,309
17,500	Telefonica Brasil SA, ADR	134,225
110,114	Telefonica SA, ADR	378,792
140,000	Telekom Austria AG	989,788
55,000	Telesites SAB de CV†	49,698
15,172	Telia Co. AB	62,427
2,400	Telstra Corp. Ltd., ADR	23,856
200,000	VEON Ltd., ADR	252,000
63,500	Verizon Communications Inc.	3,777,615

		13,261,872

	Telecommunications: Regional — 2.6%
32,000	CenturyLink Inc.	322,880
45,000	GCI Liberty Inc., Cl. A†	3,688,200
87,500	Telephone and Data Systems Inc.	1,613,500
80,000	TELUS Corp.	1,408,800

		7,033,380

	Wireless Communications — 4.8%
90,000	Altice USA Inc., Cl. A†	2,340,000
55,000	America Movil SAB de CV, Cl. L, ADR	686,950
18,500	Anterix Inc.†	605,135
389,058	Jasmine International PCL(a)	34,869
25,000	Millicom International Cellular SA, SDR	760,955
75,000	NTT DOCOMO Inc.	2,762,765
19,000	Orascom Investment Holding, GDR†	2,508
50,000	ORBCOMM Inc.†	170,000
34,000	SK Telecom Co. Ltd., ADR	762,280
4,203	TIM Participacoes SA, ADR	48,461
28,500	T-Mobile US Inc.†	3,259,260
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	105,380
30,000	United States Cellular Corp.†	885,900

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
25,000	Vodafone Group plc, ADR	$335,500

		12,759,963

	TOTAL DISTRIBUTION COMPANIES	147,701,230

	COPYRIGHT/CREATIVITY COMPANIES — 33.5%
	Business Services — 0.1%
6,000	Scientific Games Corp.†	209,460

	Business Services: Advertising — 1.3%
1,000	Boston Omaha Corp., Cl. A†	16,000
479,000	Clear Channel Outdoor Holdings Inc.†	479,000
16,000	JCDecaux SA†	277,075
18,400	Lamar Advertising Co., Cl. A, REIT	1,217,528
10,820	Magnite Inc.†	75,145
15,000	Ocean Outdoor Ltd.†	91,875
1,500	Publicis Groupe SA	48,505
4,000	Ströeer SE & Co. KGaA†	311,404
55,000	The Interpublic Group of Companies Inc.	916,850

		3,433,382

	Computer Hardware — 2.8%
64,000	Apple Inc.	7,411,840

	Computer Software and Services — 10.7%
39,000	Activision Blizzard Inc.	3,157,050
4,000	Actua Corp.†(a)	200
4,300	Alphabet Inc., Cl. A†	6,302,080
1,300	Alphabet Inc., Cl. C†	1,910,480
47,000	eBay Inc.	2,448,700
2,000	Electronic Arts Inc.†	260,820
35,500	Facebook Inc., Cl. A†	9,297,450
80,000	Hewlett Packard Enterprise Co.	749,600
14,500	Match Group Inc.†	1,604,425
10,000	Microsoft Corp.	2,103,300
7,000	QTS Realty Trust Inc., Cl. A, REIT	441,140
300	Red Violet Inc.†	5,538
6,000	SoftBank Group Corp.	368,027

		28,648,810

	Consumer Products — 1.4%
2,000	Nintendo Co. Ltd.	1,131,371
36,500	Nintendo Co. Ltd., ADR	2,587,850

		3,719,221

	Consumer Services — 0.1%
1,900	Marriott Vacations Worldwide Corp.	172,539

	Electronics — 5.6%
2,000	IMAX Corp.†	23,920
5,000	Intel Corp.	258,900
3,509	Koninklijke Philips NV†	165,449

Shares		Market Value
29,036	Micro Focus International plc, ADR†	$93,496
35,000	Resideo Technologies Inc.†	385,000
182,000	Sony Corp., ADR	13,968,500

		14,895,265

	Entertainment — 5.4%
4,000	fuboTV Inc.†	36,000
79,200	GMM Grammy Public Co. Ltd.	23,994
6,000	Lions Gate Entertainment Corp., Cl. B†	52,320
15,000	Live Nation Entertainment Inc.†	808,200
37,000	Manchester United plc, Cl. A	537,980
17,000	STV Group plc†	55,718
14,500	Tencent Music Entertainment Group, ADR†	214,165
36,000	The Walt Disney Co.	4,466,880
32,000	Universal Entertainment Corp.†	582,866
78,500	ViacomCBS Inc., Cl. A	2,377,765
75,000	ViacomCBS Inc., Cl. B	2,100,750
87,000	Vivendi SA	2,427,689
19,000	Warner Music Group Corp., Cl. A	546,060
8,000	World Wrestling Entertainment Inc., Cl. A	323,760

		14,554,147

	Hotels and Gaming — 3.2%
60,000	Boyd Gaming Corp.	1,841,400
1,800	Churchill Downs Inc.	294,876
21,000	Full House Resorts Inc.†	40,740
18,000	Golden Entertainment Inc.†	248,940
4,200	Greek Organization of Football Prognostics SA	39,887
18,427	GVC Holdings plc†	231,592
105,000	International Game Technology plc	1,168,650
8,500	Las Vegas Sands Corp.	396,610
180,250	Mandarin Oriental International Ltd.†	324,450
29,000	Melco Resorts & Entertainment Ltd., ADR	482,850
22,000	MGM China Holdings Ltd.	27,280
28,000	MGM Resorts International	609,000
4,000	Penn National Gaming Inc.†	290,800
41,000	Ryman Hospitality Properties Inc., REIT	1,508,800
16,200	Wynn Resorts Ltd.	1,163,322

		8,669,197

	Publishing — 1.1%
20,000	Arnoldo Mondadori Editore SpA†	26,544
974,000	Bangkok Post plc†	41,496
1,000	Graham Holdings Co., Cl. B	404,110
600	John Wiley & Sons Inc., Cl. B	19,044
38,000	Meredith Corp.	498,560
5,263	Nation International Edutainment PCL†	276
1,000,000	Nation Multimedia Group Public Co. Ltd.†(a)	5,365
28,000	News Corp., Cl. A	392,560
33,500	News Corp., Cl. B	468,330
6,779	Novus Holdings Ltd.†	279
235,000	Singapore Press Holdings Ltd.	179,041
600	Spir Communication SA†(a)	3,461

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
65,000	The E.W. Scripps Co., Cl. A	$743,600
1,800	Wolters Kluwer NV	153,723

		2,936,389

	Real Estate — 1.8%
5,000	Equinix Inc., REIT	3,800,650
70,000	Outfront Media Inc., REIT	1,018,500

		4,819,150

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	89,469,400

	TOTAL COMMON STOCKS	237,170,630

	CLOSED-END FUNDS — 0.1%
8,000	Altaba Inc., Escrow†	181,200

	PREFERRED STOCKS — 0.4%
	DISTRIBUTION COMPANIES — 0.4%
	Consumer Services — 0.3%
9,110	Qurate Retail Inc., 8.000%, 03/15/31	897,335

	Telecommunications: Regional — 0.1%
5,500	GCI Liberty Inc., Ser. A, 7.000%	154,000

	TOTAL DISTRIBUTION COMPANIES	1,051,335

	TOTAL PREFERRED STOCKS	1,051,335

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Berhad, expire 10/29/27†	15

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Distribution Companies — 0.0%
	Entertainment — 0.0%
$100,000	Gogo Inc., 6.000%, 05/15/22	162,440

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 10.8%
$28,920,000	U.S. Treasury Bills, 0.080% to 0.131%††, 10/01/20 to 03/25/21	$28,911,968

	TOTAL INVESTMENTS — 100.0% (Cost $221,901,496)	$267,477,588

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At September 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $148,699 or 0.06% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	09/30/20 Carrying Value Per Unit
550,000	Wow Unlimited Media Inc.	06/05/18- 10/01/19	$535,492	$0.2704

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt CVR Contingent Value Right GDR Global Depositary Receipt REIT Real Estate Investment Trust SDR Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	77.8%	$208,174,035
Europe	9.1	24,265,304
Japan	8.5	22,770,796
South Africa	1.9	5,060,535
Asia/Pacific	1.4	3,596,846
Latin America	1.3	3,548,472
Africa/Middle East	0.0 *	61,600

Total Investments	100.0%	$267,477,588

*	Amount represents less than 0.05%.

4